REDEEMABLE CROSSOVER PREFERRED SHARES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Crossover Preferred Shares
Share price	$ 7.0265
Proceeds from redeemable crossover preferred shares	$ 13,000	$ 13,000
Proceeds from related party	$ 245
Number of shares issued		$ 36,000